Cover	Oct. 29, 2026	Jul. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	RYAN SPECIALTY HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40645
Entity Tax Identification Number	86-2526344
Entity Address, Address Line One	155 North Wacker Drive
Entity Address, Address Line Two	Suite 4000
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code		60606
City Area Code	312
Local Phone Number	784-6001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	RYAN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001849253